Columbia Funds Series Trust

225 Franklin Street

Boston, MA 02110

June 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)

    Columbia Capital Allocation Moderate Aggressive Portfolio

    Columbia Capital Allocation Moderate Conservative Portfolio

    Columbia LifeGoal® Growth Portfolio

    Post-Effective Amendment No. 141

    File Nos. 333-89661; 811-09645

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 141 (Amendment). This Amendment was filed electronically on May 28, 2015.

If you have any questions regarding this filing, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at

(617)385-9540.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Assistant Secretary
Columbia Funds Series Trust